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For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

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10047683

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Allianz Global Investors Fund Management

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:

NCV: Convertible Securities & High-Yield Fixed-Income Securities; NCZ: Convertible Securities & High-Yield Fixed-Income Securities; NFJ: Common Stocks & Convertible Securities; NIE: Common & Preferred Stocks; PCK: California Municipal Bonds; PCM: Commercial Mortgage-Backed Securities, credit Derivatives; PCN: Corporate Debt Obligations; PCQ: California Municipal Bonds; PFL: Floating-Rate Debt Instruments; PFN: Floating-Rate Debt Instruments

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
NCV, NCZ, NFJ, NIE, PCK, PCM, PCN, PCQ, PFL, PFN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NCV: OTC US; NCZ: OTC US; NFJ: AMEX, ARCA, NASDAQ, NYSE, OTC US; NIE: AMEX, ARCA, NASDAQ, NYSE; PCK: OTC US; PCM: OTC US; PCN: OTC US; PCQ: OTC US; PFL: OTC US; PFN: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**20-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010